Share-based Compensation - Share Options Activities (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aggregate Intrinsic Value
Weighted-average fair value of granted share options	$ 0	$ 13.55	$ 9.33
Total intrinsic value of share options exercised	$ 65,000	$ 239,300	$ 5,200
Stock Option
Number of Options
Outstanding at beginning period	21,184	35,860	26,248
Granted		1,846	11,811
Exercised	(14,289)	(15,568)	(500)
Forfeited	(857)	(954)	(1,699)
Outstanding at ending period	6,038	21,184	35,860	26,248
Exercisable at ending period	4,007
Weighted Average Exercise Price
Outstanding at beginning period	$ 1.10	$ 0.84	$ 1.01
Granted		2.14	0.60
Repurchased			0.01
Exercised	0.32	0.40
Forfeited	2.89	4.49	2.22
Outstanding at ending period	2.68	$ 1.10	$ 0.84	$ 1.01
Exercisable at ending period	$ 3.24
Weighted Average Remaining Contractual Life
Outstanding	6 years 29 days	6 years 4 months 20 days	7 years 3 months 29 days	7 years 2 months 19 days
Exercisable at ending period	5 years 3 months 3 days
Aggregate Intrinsic Value
Outstanding at beginning period	$ 211,515	$ 339,953	$ 159,818
Outstanding at ending period	6,838	$ 211,515	$ 339,953	$ 159,818
Exercisable at ending period	$ 2,686